COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION
8. COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION
Cost of sales, excluding depreciation and amortization, include the following components:

	For the Years Ended December 31,
	2020	2019
Contractors	8,671	11,133
Electricity	9,427	10,219
Fuel	5,449	5,744
Raw materials and consumables	22,217	17,702
Salaries and benefits	37,806	33,152
Maintenance parts and consumables	14,714	12,103
General and administrative overheads	7,714	8,023
Sales-related costs	1,402	646
Mine operating expenses	107,400	98,722
Severance charges	45	225
Operating costs to metal inventory	1,918	299
Inventory write-downs (Note 14)	176	—
Royalties	14,883	10,877
	124,422	110,123